Plan Description - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Percentage of participant payroll deductions contributions bonus compensation	10.00%
Percentage of participant payroll deductions contributions non bonus compensation	6.00%
Participant different contribution percentage bonus compensation	0.00%
Percentage of pre-tax and/or Roth contributions	6.00%
Percentage of Increments in Number of Investment Fund Options	1.00%
Note receivable from participant, account, minimum borrowing, amount	$ 1,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Reduction of employer contributions	994,751	$ 773,640
Forfeited nonvested accounts	$ 275,649	$ 276,403
Accruing Benefit Under Former Reynolds American Retirement Plan
EBP, Description of Plan [Line Items]
Percetange of matching contributions	50.00%
Not Accruing Benefit Under Former Reynolds American Retirement Plan
EBP, Description of Plan [Line Items]
Percetange of matching contributions	100.00%
Former Employees of Lorillard Tobacco Company
EBP, Description of Plan [Line Items]
Percetange of matching contributions	3.00%
ASC Employees
EBP, Description of Plan [Line Items]
Percetange of matching contributions	100.00%
Santa Fe Employees
EBP, Description of Plan [Line Items]
Percetange of matching contributions	100.00%
Santa Fe Retirement Enhancement Contributions
EBP, Description of Plan [Line Items]
Percetange of matching contributions	3.00%
Minimum
EBP, Description of Plan [Line Items]
Percentage of participant contributions non-bonus compensation	1.00%
Percentage of participant contributions bonus compensation	1.00%
Percentage of participant contribution pre tax contributions and roth contributions after tax non bonus compensation	1.00%
Percentage of participant contribution pre tax contributions and roth contributions after tax bonus compensation	1.00%
Percentage of compensation for pre-tax, Roth and after-tax contributions	1.00%
Percetange of matching contributions	3.00%
Minimum | ASC Retirement Enhancement Contributions
EBP, Description of Plan [Line Items]
Percetange of matching contributions	3.00%
Maximum
EBP, Description of Plan [Line Items]
Percentage of participant contributions non-bonus compensation	50.00%
Percentage of participant contributions bonus compensation	50.00%
Percentage of participant contribution pre tax contributions and roth contributions after tax non bonus compensation	50.00%
Percentage of participant contribution pre tax contributions and roth contributions after tax bonus compensation	50.00%
Percentage of compensation for pre-tax, Roth and after-tax contributions	50.00%
Percetange of matching contributions	9.00%
Maximum | ASC Retirement Enhancement Contributions
EBP, Description of Plan [Line Items]
Percetange of matching contributions	6.00%